ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 462,289	$ 63,333	¥ 603,523	¥ 673,669
Short term investments			50,143
Prepayments and other current assets	251,994	34,523	225,823
Total current assets	2,649,657	363,001	2,933,331
Total assets	2,787,750	381,920	3,089,036
LIABILITIES AND EQUITY
Other current liabilities	2,181,598
Total liabilities	(2,406,988)	(329,755)	(2,812,932)
SHAREHOLDERS' DEFICIT
Treasury shares	(5,887)	(807)	(5,887)
Additional paid-in capital	3,172,820	434,675	3,169,114
Accumulated deficit	(3,883,992)	(532,105)	(3,819,249)
Accumulated other comprehensive income	74,357	10,187	72,514
Total 111, Inc.' deficit	(642,644)	(88,042)	(583,451)
Total liabilities, mezzanine equity and equity	2,787,750	381,920	3,089,036
Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	33	5	32
Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	25	3	25
Parent
Current assets:
Cash and cash equivalents	58,086	7,958	166,942
Prepayments and other current assets	671	92	1,948
Total current assets	58,757	8,050	168,890
Total assets	58,757	8,050	168,890
LIABILITIES AND EQUITY
Other current liabilities	600	82	13,883
Amount due to subsidiaries	20,820	2,852	187,606
Deficit in subsidiaries	679,981	93,157	550,852
Total liabilities	(701,401)	(96,091)	(752,341)
SHAREHOLDERS' DEFICIT
Treasury shares	(5,887)	(807)	(5,887)
Additional paid-in capital	3,172,820	434,675	3,169,114
Accumulated deficit	(3,883,992)	(532,105)	(3,819,249)
Accumulated other comprehensive income	74,357	10,187	72,514
Total 111, Inc.' deficit	(642,644)	(88,042)	(583,451)
Total liabilities, mezzanine equity and equity	58,757	8,049	168,890
Parent | Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	33	5	32
Parent | Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	¥ 25	$ 3	¥ 25